DERIVATIVE FINANCIAL INSTRUMENTS	3 Months Ended
Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
(10)        DERIVATIVE FINANCIAL INSTRUMENTS

On October 27, November 17 and December 1, 2009, the Company issued 289,221, 270,123 and 130,707 common stock purchase warrants (the “Warrants”) in connection with the Preferred Shares Financing and the Common Shares Financing, respectively.  Each Warrant entitles its holder to purchase one share of common stock of the Company at an exercise price of $8.575 per share (subject to certain adjustments) for a period of three years.  The Company is entitled to redeem the Warrants for the then applicable exercise price (currently $8.575) if the volume-weighted average price of its common stock for 20 consecutive days exceeds 200% of the then applicable exercise price.

The Company uses a binomial option pricing model to value these Warrants.  In valuing the Warrants at the time they were issued and at March 31, 2012 and December 31, 2011, the Company used the market price of its common stock on the date of valuation, an expected dividend yield of 0% and the remaining period to the expiration date of the Warrants.  All Warrants can be exercised by the holder at any time.

Because of the limited historical trading period of the Company’s common stock, the expected volatility of its common stock over the remaining life of the Warrants, which has been estimated at 77% and 75% at March 31, 2012 and December 31, 2011, respectively, is based on a review of the volatility of entities considered by management as comparable.  The risk-free rates of return used of 0.16% at March 31, 2012 and 0.10% to 0.11% at December 31, 2011 are based on constant maturity rates published by the U.S. Federal Reserve, applicable to the remaining life of the Warrants. Dividend is estimated at 0% at March 31, 2012 and December 31, 2011.

At March 31, 2012 and December 31, 2011, the following derivative liabilities related to common stock warrants were outstanding (in thousands except price per share and number of warrants):
Issue Date	Expiration Date	# of Warrants	Exercise Price Per Share	Value - December 31, 2011	Value - March 31, 2012
					(unaudited)
October 27, 2009	October 27, 2012	289,221	$8.575	$271	$138

November 17 2009	November 17, 2012	266,824	8.575	266	143

December 1, 2009	December 1, 2012	130,707	8.575	136	75

		686,751		$673	$356

During the three months ended March 31, 2012 and 2011, the Company recognized gains of $318 and $222, respectively from the change in fair value of the warrant liability.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement.  The Company’s derivative financial instruments which are required to be measured at fair value on a recurring basis are measured at fair value using Level 3 inputs.  Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following represents a reconciliation of the changes in fair value of financial instruments measured at fair value using Level 3 inputs during the quarters ended March 31, 2012 and 2011 (in thousands):
Warrants

Balance – January 1, 2011	$1,312
Issued	-
Exercised	-
Fair value adjustments	(222)
Balance- March 31, 2011	1,090
Issued	-
Exercised	-
Fair value adjustments	(417)
Balance- December 31, 2011	673
Issued	-
Exercised	-
Fair value adjustments	(318)
Balance March 31, 2012	356

Estimating the fair values of derivative financial instruments requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors.  In addition, valuation techniques are sensitive to changes in the trading market price of our common stock, which may exhibit significant volatility.  Because derivative financial instruments are initially and subsequently carried at fair values, the Company’s income will reflect the volatility in these estimate and assumption changes.